Significant Management Judgement in Applying Accounting Policies	12 Months Ended
Dec. 31, 2018
Significant Management Judgement in Applying Accounting Policies [Abstract]
SIGNIFICANT MANAGEMENT JUDGEMENT IN APPLYING ACCOUNTING POLICIES
5.	SIGNIFICANT MANAGEMENT JUDGEMENT IN APPLYING ACCOUNTING POLICIES

The preparation of financial statements in conformity with IFRS requires management to exercise judgment in the process of applying the Group's accounting policies and requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and reported amount of revenue and expenses during the reporting period. The following estimates that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year are disclosed below.

Provision for expected credit losses on trade receivables

The Group estimates the loss allowances for trade receivables by assessing the ECLs. This requires the use of estimates and judgements. ECLs are based on the Group's historical credit loss experience, adjusted for factors that are specific to the debtors, and an assessment of both the current and forecast general economic conditions at the end of reporting period. Where the estimation is different from the previous estimate, such difference will affect the carrying amounts of trade receivables and thus the impairment loss in the period in which such estimate is changed. The Group keeps assessing the expected credit loss of trade receivables during their expected lives.

Impairment Losses

Impairment losses are based on an assessment of the investment or long-lived assets' ability to generate future cash flows when there is evidence that these assets may be impaired. The calculation of the amount of impairment loss are based on estimates made by management when applying broad accounting principles governing the accounting for these assets. The determination of these estimates requires judgment by management. The final outcome may differ from the original estimates made by management, which may impact the carrying value of the assets which management has determined to be impaired and charged to the Company's profit loss during the period.

Income Tax

The Group has exposure to income taxes in numerous jurisdictions. Significant judgment is involved in determining the Group's provision for income taxes. There are certain transactions and computations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for expected tax issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recognized, such differences will impact the income tax and differed tax provisions in the period in which such determination is made. The carrying amount of the Group's income tax payable as at December 31, 2018 and 2017 amounted to $nil and $nil respectively.